Loss per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016	2015	2014

Net loss	$(164,237)	$(64,713)	$(10,268)
Less dividends on series B preferred shares	$(5,769)	$(5,769)	$(5,080)
Net loss attributed to common stockholders	(170,006)	(70,482)	(15,348)

Weighted average number of common shares, basic and diluted	80,441,517	79,518,009	81,292,290

Loss per share, basic and diluted	$(2.11)	$(0.89)	$(0.19)